Guarantor Statements - Cash Flow Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities	€ 7,292	€ 7,047	€ 7,330
Net cash flow from/(used in) investing activities	(5,879)	(3,188)	(3,539)
Net cash flow from/(used in) financing activities	(1,433)	(3,073)	(3,032)
Net increase/(decrease) in cash and cash equivalents	(20)	786	759
Cash and cash equivalents at beginning of year	3,198	2,128	1,910
Effect of foreign exchange rates	(9)	284	(541)
Cash and cash equivalents at end of year	3,169	3,198	2,128
Unilever Capital Corporation Subsidiary Issuer [Member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities			(1)
Net cash flow from/(used in) investing activities	(3,884)	(1,053)	(1,005)
Net cash flow from/(used in) financing activities	3,873	1,048	1,000
Net increase/(decrease) in cash and cash equivalents	(11)	(5)	(6)
Effect of foreign exchange rates	11	5	6
Unilever Parent Entities [Member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities	941	45	(699)
Net cash flow from/(used in) investing activities	(7,123)	(679)	231
Net cash flow from/(used in) financing activities	6,261	621	558
Net increase/(decrease) in cash and cash equivalents	79	(13)	90
Cash and cash equivalents at beginning of year	5	3	5
Effect of foreign exchange rates	(61)	15	(91)
Cash and cash equivalents at end of year	23	5	3
Cash and cash equivalents at end of year, before rounding adjustment			4
Unilever United States Inc Subsidiary Guarantor [Member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities	(40)	(177)	(140)
Net cash flow from/(used in) investing activities	(1,062)	(783)	(729)
Net cash flow from/(used in) financing activities	1,103	959	871
Net increase/(decrease) in cash and cash equivalents	1	(1)	2
Cash and cash equivalents at beginning of year	(2)	(1)	(3)
Cash and cash equivalents at end of year	(1)	(2)	(1)
Non Guarantor Subsidiaries [Member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities	6,391	7,179	8,170
Net cash flow from/(used in) investing activities	5,136	(1,712)	(2,955)
Net cash flow from/(used in) financing activities	(11,616)	(4,662)	(4,542)
Net increase/(decrease) in cash and cash equivalents	(89)	805	673
Cash and cash equivalents at beginning of year	3,195	2,126	1,908
Effect of foreign exchange rates	41	264	(456)
Cash and cash equivalents at end of year	3,147	3,195	2,126
Cash and cash equivalents at end of year, before rounding adjustment			2,125
Unilever Group [Member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities	7,292	7,047	7,330
Net cash flow from/(used in) investing activities	(5,879)	(3,188)	(3,539)
Net cash flow from/(used in) financing activities	(1,433)	(3,073)	(3,032)
Net increase/(decrease) in cash and cash equivalents	(20)	786	759
Cash and cash equivalents at beginning of year	3,198	2,128	1,910
Effect of foreign exchange rates	(9)	284	(541)
Cash and cash equivalents at end of year	3,169	3,198	2,128
Eliminations [Member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) investing activities	1,054	1,039	919
Net cash flow from/(used in) financing activities	€ (1,054)	€ (1,039)	€ (919)